Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 66,637	$ 78,917
Accounts receivable, net	231,562	227,542
Related party receivables (Note 11)	23,216	19,872
Inventories (Note 4)	174,612	175,291
Assets held for sale	1,647
Deferred tax assets	29,749	28,877
Other current assets	33,499	27,105
Total current assets	560,922	557,604
Property, plant and equipment, net	160,042	160,174
Goodwill	308,964	309,102
Other intangible assets, net (Note 5)	387,333	399,585
Deferred financing costs, net	16,074	17,483
Other long-term assets	4,149	3,732
Total assets	1,437,484	1,447,680
Current liabilities
Accounts payable	126,034	132,803
Current maturities of long-term debt (Note 9)	3,169	3,177
Related party payables (Note 11)	1,155	734
Accrued expenses and other current liabilities (Note 6)	114,537	115,453
Total current liabilities	244,895	252,167
Long-term debt, less current maturities (Note 9)	689,373	690,748
Pension and other post-retirement liabilities	117,722	120,093
Deferred tax liabilities	114,467	110,965
Other long-term liabilities	2,238	2,546
Total liabilities	1,168,695	1,176,519
Contingencies (Note 10)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(8,639)	(5,243)
Accumulated other comprehensive loss	(42,610)	(43,634)
Total shareholder's equity	268,789	271,161
Total liabilities and shareholder's equity	$ 1,437,484	$ 1,447,680